COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Maturities of Operating Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 02, 2019
Commitments and Contingencies Disclosure [Abstract]
2021	$ 2,836
2022	1,358
2023	368
2024	120
2025 and thereafter	61
Total lease payments	4,743
Less - imputed interest	(95)
Present value of lease liabilities	$ 4,648	$ 6,700